CAPITAL STOCK AND RESERVES (Details) - Placement Agent Warrants [Member] - $ / shares			1 Months Ended	6 Months Ended
	Oct. 03, 2024	Oct. 03, 2023	Mar. 31, 2025	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Exercise price	$ 38.00	$ 47.60	$ 47.50	$ 47.50
Share price	$ 39.40	$ 39.40	$ 9.25	$ 5.39
Expected life	1 year 6 months	4 years 11 months 26 days	3 years 6 months 3 days	3 years 3 days
Expected volatility	96.00%	100.70%	152.01%	93.50%
Risk free interest rate	5.32%	4.80%	3.91%	3.61%
Expected dividend